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Adam M. Schlichtmann

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adam.schlichtmann@ropesgray.com

April 23, 2010

Securities and Exchange Commission 100 F Street N.E. Washington, D.C. 20549

Re:	DWS Institutional Funds (the “Registrant”); File No.811-06071

To the Commission:

          On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of shares in connection with the merger of DWS Enhanced Commodity Strategy Fund, Inc. (“ECS Closed-End Fund”) into DWS Enhanced Commodity Strategy Fund, a series of the Registrant.

          It is currently expected that the annual meeting of stockholders of ECS Closed-End Fund will be held on June 28, 2010. Accordingly, we plan to mail the prospectus/proxy materials to ECS Closed-End Fund stockholders around May 26, 2010. To accommodate this schedule, we respectfully request to receive any comments you may have on this filing by May 17, 2010, or as soon as practicable thereafter.

          Please direct all of your questions and/or comments regarding this filing to the undersigned at (617) 951-7114.

Sincerely,

/s/Adam M. Schlichtmann

AMS